Taxation - Reconciliation of effective tax rate (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Income/(loss) before tax		$ 24,163,000	$ (11,603,000)	$ (116,317,000)	$ 111,000	$ (35,519,000)
Tax calculated at the applicable tax rates		(3,008,000)	1,461,000	14,545,000	(15,000)	4,440,000
Effect of different tax rates in other countries		(81,000)	12,000	82,000	(9,000)	(5,000)
Tax effect of non-taxable income net of non-deductible expenses				(14,665,000)	(401,000)	(906,000)
Tax effect of non-taxable income net of non-deductible expenses		590,000	(120,000)
Tax effect of deductions under special tax regimes		1,808,000	(1,118,000)	169,000	(624,000)	(4,126,000)
Unrecognized deferred tax asset resulting from loss carryforward	$ (1,273,000)			(1,000)	(31,000)	(1,220,000)
Tax effect of tax losses brought forward		611,000	(220,000)	395,000	230,000	(1,220,000)
Tax effect of loss for the year for which no deferred tax asset is recognized		(467,000)		(637,000)
Overseas tax in excess of credit claim used during the period		(205,000)	(199,000)	(1,016,000)	(845,000)	(2,000)
Income tax expense		$ (752,000)	$ (184,000)	$ (1,127,000)	$ (862,000)	$ (7,000)